Loans (Details) - Schedule of allowance for loan losses and the recorded investment in loans by portfolio - USD ($) $ in Thousands		Jun. 30, 2022	Jun. 30, 2021
Total [Member]
Residential real estate
Ending loans balance		$ 276,112
Ending allowance attributed to loans		1,529
Loans individually evaluated for impairment [Member] | One- to four-family [Member]
Residential real estate
Loans individually evaluated		3,221	$ 3,738	[1]
Loans acquired with deteriorated credit quality	[1]	400	595
Ending loans balance		3,621	4,333
Ending allowance attributed to loans	[1]
Loans individually evaluated for impairment [Member] | Multi-family [Member]
Residential real estate
Loans individually evaluated		570	646
Loans acquired with deteriorated credit quality	[1]
Ending loans balance		570	646
Ending allowance attributed to loans	[1]
Loans individually evaluated for impairment [Member] | Farm [Member]
Residential real estate
Loans individually evaluated		270	274
Loans acquired with deteriorated credit quality	[1]
Ending loans balance		270	274
Ending allowance attributed to loans	[1]
Loans individually evaluated for impairment [Member] | Nonresidential real estate [Member]
Residential real estate
Loans individually evaluated		1,073	1,367
Loans acquired with deteriorated credit quality	[1]
Ending loans balance		1,073	1,367
Ending allowance attributed to loans	[1]
Loans individually evaluated for impairment [Member] | Unsecured [Member]
Residential real estate
Loans individually evaluated		5	16
Loans acquired with deteriorated credit quality	[1]
Ending loans balance		5	16
Ending allowance attributed to loans	[1]
Loans individually evaluated for impairment [Member] | Total [Member]
Residential real estate
Loans individually evaluated			6,041
Loans acquired with deteriorated credit quality	[1]		595
Ending loans balance			6,636
Ending allowance attributed to loans
Nonresidential real estate [Member] | Home equity [Member]
Residential real estate
Loans individually evaluated		87
Loans acquired with deteriorated credit quality	[1]
Ending loans balance		87
Nonresidential real estate [Member] | Total [Member]
Residential real estate
Loans individually evaluated		5,226
Loans acquired with deteriorated credit quality	[1]	400
Ending loans balance		5,626
Ending allowance attributed to loans
Loans collectivelly evaluated for impairment [Member] | One- to four-family [Member]
Residential real estate
Ending loans balance		212,811	219,792
Ending allowance attributed to loans		800	794
Loans collectivelly evaluated for impairment [Member] | Multi-family [Member]
Residential real estate
Ending loans balance		13,682	19,135
Ending allowance attributed to loans		231	291
Loans collectivelly evaluated for impairment [Member] | Farm [Member]
Residential real estate
Ending loans balance		1,068	1,960
Ending allowance attributed to loans		5	5
Loans collectivelly evaluated for impairment [Member] | Nonresidential real estate [Member]
Residential real estate
Ending loans balance		30,368	34,125
Ending allowance attributed to loans		461	494
Loans collectivelly evaluated for impairment [Member] | Home equity [Member]
Residential real estate
Ending loans balance		7,583	7,135
Ending allowance attributed to loans		21	15
Loans collectivelly evaluated for impairment [Member] | Unsecured [Member]
Residential real estate
Ending loans balance		535	537
Ending allowance attributed to loans		1	1
Loans collectivelly evaluated for impairment [Member] | Construction [Member]
Residential real estate
Ending loans balance		1,363	5,433
Ending allowance attributed to loans		4	12
Loans collectivelly evaluated for impairment [Member] | Land [Member]
Residential real estate
Ending loans balance		1,062	1,308
Ending allowance attributed to loans		3	3
Loans collectivelly evaluated for impairment [Member] | Commercial and industrial [Member]
Residential real estate
Ending loans balance		1,006	2,259
Ending allowance attributed to loans		2	5
Loans collectivelly evaluated for impairment [Member] | Loans on deposits [Member]
Residential real estate
Ending loans balance		891	1,129
Ending allowance attributed to loans		1	2
Loans collectivelly evaluated for impairment [Member] | Automobile [Member]
Residential real estate
Ending loans balance		117	75
Ending allowance attributed to loans
Loans collectivelly evaluated for impairment [Member] | Consumer and other [Member]
Residential real estate
Ending loans balance		270,486	292,888
Ending allowance attributed to loans		$ 1,529	1,622
Total [Member]
Residential real estate
Ending loans balance			299,524
Ending allowance attributed to loans			$ 1,622

[1]	These loans were evaluated at acquisition date at their estimated fair value and there has been no subsequent deterioration since acquisition.